Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Summary of Estimated Useful Lives of Assets

Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets as follows:

- Computers	3 years
- Office equipment	3 years
- Furniture and fittings	3 years
- Leasehold improvements	Over the shorter of lease term or the estimated useful lives of the assets
- Motor vehicles	10 years

Summary of Estimated Economic Lives of Intangible Assets

Intangible assets with finite useful lives are amortized using the straight-line method over the estimated economic lives of the intangible assets as follows:

Licensing fee	Over the licensing period
Trademarks	10 years
IP right	6 years
Software	3 years
Customer relationships	3 years
Software platforms	3 years